Convertible notes payable (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of convertible debt

	Convertible Notes due 2026	Convertible Notes due 2028	Total

Balance as of December 31, 2025	38,819	60,283	99,102
Issuance of convertible notes	—	39,475	39,475
Accretion of interest expense	6,855	1,864	8,719
Installment settlement	(6,688)	—	(6,688)
Conversion to ordinary shares	(14,255)	—	(14,255)
Balance as of June 30, 2026	24,731	101,622	126,353

Current portion	24,731	—	24,731
Non-current portion	—	101,622	101,622

Schedule of fair value, net derivative liability, unobservable input reconciliation	The fair value of derivative liability is estimated with the following key assumptions:

As of June 30, 2026
Bond yields (i)	22.56%
Probability of triggering events (ii)	1.61%

i.The bond yields were estimated based on the market yield of comparable bonds with similar credit rating.
ii.Probability of triggering events was estimated based on the average cumulative issuer-weighted global default rates by similar industry group.